Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses [Abstract]
Professional services	$ 5,618	$ 6,174	$ 6,555
Total noninterest expense	95,704	97,730	97,713
Income before income taxes and subsidiaries' undistributed earnings	69,446	76,509	79,654
Income tax benefit	16,994	18,669	18,209
Net income	52,452	57,840	61,445
Other comprehensive income, net of tax	7,475	14,770	(7,157)
Comprehensive income	59,927	72,610	54,288
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	31,100	28,340	24,920
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	31,100	28,340	24,920
Expenses [Abstract]
Operating supplies	20	82	122
Professional services	655	651	438
Miscellaneous expense	1,666	2,811	1,755
Total noninterest expense	2,341	3,544	2,315
Income before income taxes and subsidiaries' undistributed earnings	28,759	24,796	22,605
Income tax benefit	(558)	(837)	(523)
Income before subsidiaries' undistributed earnings	29,317	25,633	23,128
Equity in undistributed earnings of subsidiaries	23,135	32,207	38,317
Net income	52,452	57,840	61,445
Other comprehensive income, net of tax	7,475	14,770	(7,157)
Comprehensive income	$ 59,927	$ 72,610	$ 54,288